Derivative instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative instruments

The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2018 and 2017:

	Derivatives
		Fair Value as of December 31,
Type of Derivative	Balance Sheets Location	2018	2017
Derivatives designated as hedging instruments
Cash flow hedge
Forward contracts	Other receivables	$628	$309
Forward contracts	Accrued payroll and other liabilities	(180)	(517)
Cross-currency interest rate swap (i)	Derivative instruments	29,141	7,835
Call spread (i)	Derivative instruments	16,867	15,114
Coupon-only swap (i)	Derivative instruments	(5,152)	(10,908)
Subtotal		$41,304	$11,833
Derivatives not designated as hedging instruments
Forward contracts	Other receivables	$99	$—
Forward contracts	Accrued payroll and other liabilities	(144)	—
Subtotal		$(45)	$—
Total derivative instruments		$41,259	$11,833

(i)
At December 31, 2018, presented in the consolidated balance sheet as follows: $54,735 as non-current asset, $10,687 as a current liability and $3,192 as a non-current liability. At December 31, 2017, presented in the consolidated balance sheet as follows: $35,069 as a non-current asset, $15,522 as a current liability and $7,506 as a non-current liability.

Derivatives designated as hedging instruments

Cash flow hedge

Forward contracts

The Company has entered into various forward contracts in a few territories to hedge a portion of the foreign exchange risk associated with forecasted imports of goods. The effect of the hedges results in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). As of December 31, 2018, the Company has forward contracts outstanding with a notional amount of $24,145 that mature during 2019.

The Company made net collections (payments) totaling $75, $(1,236) and $(1,307) during fiscal years 2018, 2017 and 2016, respectively, as a result of the net settlements of these derivatives.
Derivatives designated as hedging instruments (continued)

Cash flow hedge (continued)

Cross-currency interest rate swap

The Company entered into three cross-currency interest rate swap agreements to hedge all the variability in a portion (73%) of the principal and interest collections of its BRL intercompany loan receivables with ADBV. The agreements were signed during November 2013 (amended in February 2017), June and July 2017. The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
JP Morgan Chase Bank, N.A. (i)	BRL	108,000	13%		$35,400	4.38%	March 31/ September 30	September 2023
JP Morgan Chase Bank, N.A.	BRL	98,670	13%		$30,000	6.02%	March 31/ September 30	September 2023
Citibank N.A.	BRL	94,200	13%		$30,000	6.29%	March 31/ September 30	September 2023

(i)
During the fiscal year ended December 31, 2017, the agreement was amended twice: on February 9, 2017 and February 22, 2017. All the terms of the swap agreement match the terms of the BRL intercompany loan receivable. As a result of the amendments the Company paid $2,689. According to ASC 815-30-40, the amount deferred in accumulated other comprehensive loss until the date of the last amendment, amounting to $677 as of December 31, 2017, will be amortized to earnings as the originally hedged cash flows affects the statement of income.

During April 2017, the Company’s Brazilian subsidiary entered into similar agreements in order to hedge all the variability in a portion (50%) of the principal and interest payable of intercompany loan payables nominated in US dollar.

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
BAML (i)	BRL	156,250	13.64%		$50,000	6.91%	March 31/ September 30	April 2027
Banco Santander S.A.	BRL	155,500	13.77%		$50,000	6.91%	June 30/ December 31	September 2023

(i)	Bank of America Merrill Lynch Banco Múltiplo S.A.

The Company paid $10,671, $6,163 and $2,795 of net interest during the fiscal years ended December 31, 2018, 2017 and 2016 respectively.
Derivatives designated as hedging instruments (continued)

Cash flow hedge (continued)

Call spread

During April 2017, the Company’s Brazilian subsidiary entered into two call spread agreements in order to hedge the variability in a portion (50%) of the principal of intercompany loan payables nominated in US dollar. Call spread agreements consist of a combination of two call options: the Company bought an option to buy US dollar at a strike price equal to the BRL exchange rate at the date of the agreements, and wrote an option to buy US dollar at a higher strike price than the previous one. Both pair of options have the same notional amount and are based on the same underlying with the same maturity date.

The following table presents information related to the terms of the agreements:

Bank	Nominal Amount		Strike price		Maturity
	Currency	Amount	Call option written	Call option bought
Citibank S.A.		$50,000	4.49	3.11	September 2023
JP Morgan S.A.		$50,000	5.20	3.13	April 2027

Coupon-only swap

During April 2017, the Company’s Brazilian subsidiary entered into two coupon-only swap agreements in order to hedge the variability (50%) in the interest payable related to the intercompany loan aforementioned.

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
Citibank S.A.	BRL	155,500	11.08%		$50,000	6.91%	June 30/ December 31	September 2023
JP Morgan S.A.	BRL	156,250	11.18%		$50,000	6.91%	March 31/ September 30	April 2027

The Company paid $2,900 and $1,390 of net interest during the fiscal years ended December 31, 2018 and 2017 respectively, related to these agreements.
Derivatives designated as hedging instruments (continued)

Cash flow hedge (continued)

Additional disclosures

The following table present the pretax amounts affecting income and other comprehensive income for the fiscal years ended December 31, 2018, 2017 and 2016 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion) (i)			(Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion) (ii)
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Forward contracts	$731	$(1,344)	$(1,861)	$(75)	$1,236	$1,307	$—	$—	$—
Cross-currency interest rate swaps	11,279	5,828	(16,952)	(18,888)	1,965	9,935	—	—	—
Call Spread	4,034	21,047	—	(15,421)	2,791	—	—	—	—
Coupon-only swap	1,864	(13,598)	—	2,415	(5,933)	—	(679)	(101)	—
Total	$17,908	$11,933	$(18,813)	$(31,969)	$59	$11,242	$(679)	$(101)	$—

(i)
The results recognized in income related to forward contracts were recorded as an adjustment to food and paper. The net gain (loss) recognized in income, related to cross-currency interest rate swaps is presented as follows:

Adjustment to:	2018	2017	2016
Foreign currency exchange results	$28,588	$7,532	$(6,997)
Net interest expense	(9,700)	(9,497)	(2,938)
Total	$18,888	$(1,965)	$(9,935)

The results recognized in income related to call spread agreements and coupon-only swap agreements were recorded as an adjustment to foreign currency exchange and interest expense, respectively.

(ii)	The loss recognized in income is presented within "Loss from derivative instruments".
Derivatives designated as hedging instruments (continued)
Fair value hedge

Cross-currency interest rate swaps

On March 29, 2016, the Company entered into five cross-currency interest rate swap agreements to fully hedge the principal and interest cash flows of the Secured Loan Agreement described in Note 12, into BRL. The agreements were signed with the Brazilian subsidiaries of the banks participating in the secured loan. All the terms of the cross-currency interest rate swap agreements matched the terms of the Secured Loan Agreement. Pursuant to these agreements, the Company received interest in US dollar at an interest rate equal to the one it had to pay to the off-shore lenders over a notional amount of $167.3 million and paid interest in BRL at CDI plus 4.50% per year, over a notional amount of BRL 613.9 million quarterly, beginning June 2016.

During April 2017, the Company unwound these agreements as a consequence of the repayment of the Secured Loan Agreement mentioned in Note 12. The total payment amounted to $39.1 million (BRL122.7 million), including $0.9 million of accrued and unpaid interest.

During fiscal years 2017 and 2016, the accrued interest amounted to $6,921 and $18,177, respectively. These charges do not include the effect of the Secured Loan Agreement mentioned in Note 12, amounting to a loss of $2,570 and $6,519, respectively. Including these effects the total interest cost amounts to $9,491 and $24,696, respectively.

These amounts were recorded within “Net interest expense” in the Company’s consolidated statement of income. According to ASC 815-25-35, the change in the fair value of the hedging instrument and the change in the fair value of the hedged item shall be recognized in earnings. If those results are not perfectly offset, the difference shall be considered as hedge ineffectiveness.

The following table presents the pretax amounts affecting income for the fiscal years ended December 31, 2017 and 2016, respectively:

	Cross-currency swaps (i)
Derivatives in Fair Value Hedging Relationships	2017	2016

Loss recognized in Income on hedging derivatives	(9,599)	(5,814)
Gain recognized in Income on hedging items	4,118	2,877

(i)
The loss amounting to $5,481 and $2,937, in 2017 and 2016, respectively, related to the ineffective portion of derivatives, was recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

Derivatives not designated as hedging instruments

The Company enters into certain derivatives that are not designated for hedge accounting, therefore the changes in the fair value of these derivatives are recognized immediately in earnings, together with the gain or loss from the hedged balance sheet position within "loss from derivative instruments".

The Company paid $81 and $1,156 during the fiscal year ended December 31, 2018 and 2017, respectively, related to those forward contracts.